SHORT-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 11 – SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2017:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	5,580,000	838,530	1/13/2017	1/12/2018	5.44%
Agricultural Bank - Longwan Branch	8,700,000	1,307,385	1/18/2017	1/17/2018	5.66%
Agricultural Bank - Longwan Branch	5,750,000	864,076	8/17/2017	8/16/2018	5.44%
Agricultural Bank - Longwan Branch	4,300,000	646,179	8/14/2017	8/13/2018	5.44%
Agricultural Bank - Longwan Branch	6,000,000	901,646	9/22/2017	9/21/2018	5.65%
Agricultural Bank - Longwan Branch	6,190,000	930,198	12/16/2016	12/11/2017	4.79%
Agricultural Bank - Longwan Branch	10,000,000	1,502,743	1/10/2017	1/9/2018	4.79%
Minsheng Bank	4,350,000	653,693	6/30/2017	6/30/2018	5.44%
Minsheng Bank	3,250,000	488,391	6/30/2017	6/30/2018	5.44%
Xingye Bank	6,500,000	976,783	9/4/2017	12/4/2017	6.50%*
Zhejiang Commerce Bank	6,000,000	901,646	7/27/2017	4/20/2018	7.50%
Zhejiang Commerce Bank	1,500,000	225,411	7/28/2017	4/20/2018	7.50%
Bank of China - Longwan Branch	8,550,000	1,284,845	4/10/2017	3/29/2018	4.79%
Xingye Bank	6,500,000	976,783	9/5/2017	12/20/2017	6.50%*
Zhejiang Commerce Bank	10,500,000	1,577,880	7/28/2017	4/20/2018	7.50%
Pingan Bank	7,960,000	1,196,183	9/27/2017	9/25/2018	6.09%*
China Merchants Bank	5,400,000	811,481	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,990,000	900,143	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,000,000	751,371	12/20/2016	12/11/2017	5.44%
China Merchants Bank	410,000	61,612	12/22/2016	12/11/2017	5.52%
Bank of China - Longwan Branch	1,490,000	223,909	4/10/2017	3/29/2018	4.79%
Bank of China - Longwan Branch	2,760,000	414,757	4/10/2017	3/29/2018	4.79%
Xingye Bank	5,000,000	751,371	9/6/2017	12/14/2017	6.50%*
Bank of Communications	3,000,000	450,823	5/10/2017	11/13/2017	7.60%
Bank of Communications	3,000,000	450,823	4/18/2017	11/13/2017	7.12%
Bank of Communications	3,000,000	450,823	4/14/2017	11/13/2017	6.30%
Bank of Communications	3,000,000	450,823	4/19/2017	11/13/2017	7.60%
Bank of Communications	2,300,000	345,630	5/11/2017	11/13/2017	7.60%
Total	141,980,000	21,335,938

* These short-term borrowings were subject to variable interest rates, which are determined by the issuing banks with prime rate plus 1.79 - 2.2% on monthly or quarterly basis. The variable interest rates quoted in the table above were effective for the period ended September 30, 2017.

Short-term bank borrowings consisted of the following at September 30, 2016:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,240,000	935,382	12/16/2015	12/11/2016	5.66%
Agricultural Bank - Longwan Branch	2,500,000	374,752	3/17/2016	3/16/2017	4.57%
Agricultural Bank - Longwan Branch	7,000,000	1,049,307	4/7/2016	3/26/2017	4.12%
Agricultural Bank - Longwan Branch	2,210,000	331,281	4/12/2016	4/11/2017	4.51%
Agricultural Bank - Longwan Branch	4,000,000	599,604	6/2/2016	5/26/2017	4.65%
Agricultural Bank - Longwan Branch	2,040,000	305,798	6/13/2016	6/11/2017	4.65%
Agricultural Bank - Longwan Branch	2,700,000	404,733	6/16/2016	6/11/2017	4.65%
Agricultural Bank - Longwan Branch	5,750,000	861,931	8/26/2016	8/16/2017	5.22%
Agricultural Bank - Longwan Branch	4,300,000	644,574	9/9/2016	7/26/2017	5.06%
Agricultural Bank - Longwan Branch	6,000,000	899,406	9/22/2016	9/21/2017	5.00%
Bank of China - Longwan Branch	13,000,000	1,948,713	8/26/2016	4/8/2017	4.79%
CMBC-10802	7,600,000	1,139,248	5/25/2016	11/22/2016	5.44%
CMBC-10802	5,400,000	809,465	6/15/2016	11/22/2016	5.66%
CMBC-10802	5,000,000	749,505	6/17/2016	11/22/2016	5.66%
Zhejiang Commerce Bank	2,000,000	299,802	2/5/2016	2/4/2017	6.00%
Zhejiang Commerce Bank	1,500,000	224,851	2/5/2016	2/4/2017	6.00%
Zhejiang Commerce Bank	1,500,000	224,851	2/6/2016	2/5/2017	6.00%
Zhejiang Commerce Bank	5,000,000	749,505	3/2/2016	3/1/2017	6.00%
Zhejiang Commerce Bank	5,000,000	749,505	3/7/2016	3/6/2017	6.00%
Zhejiang Commerce Bank	5,000,000	749,505	3/9/2016	3/8/2017	6.00%
Industrial Bank	6,481,268	971,549	9/25/2015	9/23/2016*	7.00%
Industrial Bank	6,500,000	974,356	9/25/2015	9/25/2016*	7.00%
Minsheng Bank	5,000,000	749,505	3/8/2016	10/19/2016	6.70%
Minsheng Bank	3,500,000	524,653	4/16/2016	4/11/2017	5.00%
Minsheng Bank	5,400,000	809,465	4/8/2016	4/8/2017	5.00%
Pingan Bank	8,000,000	1,199,210	3/3/2016	3/3/2017	5.22%
Agricultural Bank	1,964,381	294,463	12/31/2015	9/11/2016*	5.79%
Bank of Communications	5,000,000	749,505	5/20/2016	5/20/2017	6.53%
Bank of Communications	5,000,000	749,505	5/23/2016	5/23/2017	7.60%
Bank of Communications	4,800,000	719,525	5/24/2016	5/24/2017	7.60%
Total	145,385,649	21,793,454

* The Company paid off these short-term bank borrowings in October 2016.

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by two third-party companies, Wenzhou Ruifeng Industrial Co., Ltd. and Wenzhou Wuxing Copper Co. Ltd. ("Wuxing"), HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, WANG Yang Ming, ZHANG Sai Pin (HUANG Jian Cong's wife), ZHEN Bao Le (Wuxing's director) and LIN Yu Lian (ZHEN Bao Le's wife).

The carrying values of the Company's pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2017	2016
Buildings, net	$3,611,529	$3,987,929
Land use rights, net	457,391	504,119
Machinery, net	281,355	325,566
Total	$4,350,275	$4,817,614